UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

Item 1. Schedule of Investments.

                                 SCHEDULE OF INVESTMENTS (UNAUDITED)
                                   Nicholas Limited Edition, Inc.
                                          AS OF: 03/31/05

                                                                                                 VALUE
                                                                                        --------------
Common Stocks   ( 92.85%)
-------------------------------------------------------------

     Consumer Discretionary - Consumer Durables & Apparel   (  1.01%)

            48,600   Yankee Candle Company, Inc. (The)                              (*) $    1,540,620
                                                                                        --------------

     Consumer Discretionary - Hotels, Restaurants & Leisure   (  4.81%)

            63,750   Applebee's International, Inc.                                          1,756,950
            53,000   International Speedway Corporation - Class A                            2,875,250
            17,500   P.F. Chang's China Bistro, Inc.                                (*)      1,046,500
            22,500   Panera Bread Company                                           (*)      1,271,925
            12,500   Shuffle Master, Inc.                                           (*)        362,000
                                                                                        --------------
                                                                                             7,312,625
                                                                                        --------------

     Consumer Discretionary - Media   (  4.13%)

            99,800   Emmis Communications Corporation                               (*)      1,918,156
            58,000   Journal Communications, Inc.                                              959,900
           145,000   Radio One, Inc. - Class A                                      (*)      2,128,600
            61,500   Salem Communications  Corporation                              (*)      1,266,900
                                                                                        --------------
                                                                                             6,273,556
                                                                                        --------------

     Consumer Discretionary - Retail   (  5.05%)

            30,000   A.C. Moore Arts & Crafts, Inc.                                 (*)        799,800
            30,000   Design Within Reach, Inc.                                      (*)        472,050
            55,000   O'Reilly Automotive, Inc.                                      (*)      2,724,150
           105,000   Pier 1 Imports, Inc.                                                    1,914,150
            15,000   Tractor Supply Company                                         (*)        654,750
            40,000   United Auto Group, Inc.                                                 1,113,200
                                                                                        --------------
                                                                                             7,678,100
                                                                                        --------------

     Consumer Staples - Food, Beverage & Tobacco   (  0.83%)

            25,000   J.M. Smucker Company (The)                                              1,257,500
                                                                                        --------------

     Consumer Staples - Food & Staple Retail   (  0.52%)

           107,200   Fresh Brands, Inc.                                                        782,560
                                                                                        --------------

     Energy    (  3.46%)

            70,000   Contango Oil & Gas Company                                     (*)        584,500
            43,500   Crosstex Energy, Inc.                                                   1,903,995
            30,500   Denbury Resources Inc.                                         (*)      1,074,515
           294,800   Exploration Company of Delaware (The)                          (*)      1,693,331
                                                                                        --------------
                                                                                             5,256,341
                                                                                        --------------

     Exchange Traded Fund   (  1.24%)
       30,000   iShares Russell 2000 Growth Index Fund                                       1,877,400
                                                                                        --------------

     Financials - Banks   (  3.32%)

           101,000   Baylake Corp.                                                           1,812,950
            50,000   Commerce Bancorp, Inc.                                                  1,623,500
            60,000   FirstMerit Corporation                                                  1,605,600
                                                                                        --------------
                                                                                             5,042,050
                                                                                        --------------

     Financials - Diversified   (  6.55%)

            37,500   Affiliated Managers Group, Inc.                                (*)      2,326,125
            90,000   Eaton Vance Corp.                                                       2,109,600
            45,000   Edwards (A.G.), Inc.                                                    2,016,000
            53,300   National Financial Partners Corporation                                 2,121,340
            70,000   Waddell & Reed Financial, Inc.                                          1,381,800
                                                                                        --------------
                                                                                             9,954,865
                                                                                        --------------

     Financials - Insurance   (  5.90%)

            60,000   Brown & Brown, Inc.                                                     2,765,400
            75,000   HCC Insurance Holdings, Inc.                                            2,712,000
            25,500   IPC Holdings, Ltd.                                                      1,001,640
            16,000   Mercury General Corporation                                               884,160
            43,400   Willis Group Holdings Limited                                           1,600,158
                                                                                        --------------
                                                                                             8,963,358
                                                                                        --------------

     Health Care - Equipment   (  9.02%)

            45,000   Advanced Medical Optics, Inc.                                  (*)      1,629,450
            45,000   Animas Corporation                                             (*)        909,450
             4,800   Conor Medsystems, Inc.                                         (*)         78,192
             9,697   Cooper Companies, Inc. (The)                                              706,911
            20,000   Exactech, Inc.                                                 (*)        339,400
            21,100   Fisher Scientific International Inc.                           (*)      1,201,012
            60,000   ICU Medical, Inc.                                              (*)      2,130,000
            25,100   Kinetic Concepts, Inc.                                         (*)      1,497,215
            48,300   Matthews International Corporation                                      1,582,308
            42,500   Molecular Devices Corporation                                  (*)        807,500
            32,000   Respironics, Inc.                                              (*)      1,864,640
            40,000   Wright Medical Group, Inc.                                     (*)        960,000
                                                                                        --------------
                                                                                            13,706,078
                                                                                        --------------

     Health Care - Pharmaceuticals & Biotechnology   (  5.48%)

            10,100   Axcan Pharma Inc.                                              (*)        169,983
            30,000   Bone Care International, Inc.                                  (*)        778,200
            49,000   Charles River Laboratories International, Inc.                 (*)      2,304,960
            72,500   Medicis Pharmaceutical Corporation - Class A                            2,173,550
            27,500   Shire Pharmaceuticals Group PLC                                           942,700
            30,000   Taro Pharmaceutical Industries Ltd.                            (*)        946,800
            25,000   Techne Corporation                                             (*)      1,004,500
                                                                                        --------------
                                                                                             8,320,693
                                                                                        --------------

     Health Care - Services   ( 10.49%)

            47,500   Advisory Board Company (The)                                   (*)      2,075,750
            80,000   AmSurg Corp.                                                   (*)      2,024,000
            67,500   DaVita, Inc.                                                   (*)      2,824,875
            27,500   IDEXX Laboratories, Inc.                                       (*)      1,489,400
           110,000   Priority Healthcare Corporation                                (*)      2,379,300
            72,125   Renal Care Group, Inc.                                         (*)      2,736,423
           104,000   VCA Antech, Inc.                                               (*)      2,103,920
            15,000   VistaCare, Inc.                                                (*)        307,050
                                                                                        --------------
                                                                                            15,940,718
                                                                                        --------------

     Industrials - Capital Goods   (  7.01%)

            29,000   CUNO Incorporated                                              (*)      1,490,310
            43,000   DRS Technologies, Inc.                                         (*)      1,827,500
            28,500   Engineered Support Systems, Inc.                                        1,525,320
            27,500   Fastenal Company                                                        1,521,025
            30,150   Graco Inc.                                                              1,216,854
            50,000   MSC Industrial Direct Co., Inc. - Class A                               1,528,000
           143,800   Sypris Solutions, Inc.                                                  1,541,536
                                                                                        --------------
                                                                                            10,650,545
                                                                                        --------------

     Industrials - Commercial Services & Supplies   (  2.64%)

            10,000   Brady Corporation                                                         323,500
            21,061   ChoicePoint Inc.                                               (*)        844,757
             4,500   Corporate Executive Board Company (The)                                   287,775
            22,500   Mine Safety Appliances Company                                            871,650
            38,200   Stericycle, Inc.                                               (*)      1,688,440
                                                                                        --------------
                                                                                             4,016,122
                                                                                        --------------

     Industrials - Transportation   (  1.24%)

            17,500   C.H. Robinson Worldwide, Inc.                                             901,775
            39,500   Knight Transportation, Inc.                                               974,465
                                                                                        --------------
                                                                                             1,876,240
                                                                                        --------------

     Information Technology - Communication Equipment   (  1.13%)

           100,000   Andrew Corporation                                             (*)      1,171,000
            75,000   Tellabs, Inc.                                                  (*)        547,500
                                                                                        --------------
                                                                                             1,718,500
                                                                                        --------------

     Information Technology - Hardware & Equipment   (  7.40%)

            57,300   Digital Theater Systems, Inc.                                  (*)      1,037,703
             1,900   Dolby Laboratories, Inc.                                       (*)         44,650
           110,000   Emulex Corporation                                             (*)      2,072,400
            85,000   FLIR Systems, Inc.                                             (*)      2,575,500
            85,000   Foundry Networks, Inc.                                         (*)        841,500
            20,000   Packeteer, Inc.                                                (*)        307,800
            35,900   Plantronics, Inc.                                                       1,367,072
            90,000   Tekelec                                                        (*)      1,434,600
           125,000   Vishay Intertechnology, Inc.                                   (*)      1,553,750
                                                                                        --------------
                                                                                            11,234,975
                                                                                        --------------

     Information Technology - Software & Services   (  5.44%)

            92,500   Asia Satellite Telecommunications Holdings Limited                      1,729,750
            65,000   Business Objects S.A.                                          (*)      1,747,850
            93,000   Keane, Inc.                                                    (*)      1,211,790
           150,000   Plexus Corp.                                                   (*)      1,726,500
           122,500   TESSCO Technologies Incorporated                               (*)      1,849,750
                                                                                        --------------
                                                                                             8,265,640
                                                                                        --------------

     Information Technology - Semiconductors & Semiconductor Equipment   (  4.37%)

           135,000   AMIS Holdings, Inc.                                            (*)      1,524,150
           105,000   Entegris, Inc.                                                 (*)      1,038,450
            15,000   MICROS Systems, Inc.                                           (*)        550,650
           150,000   Micrel, Incorporated                                           (*)      1,383,000
            37,800   PortalPlayer, Inc.                                             (*)        862,974
            75,000   Wright Express Corporation                                     (*)      1,282,500
                                                                                        --------------
                                                                                             6,641,724
                                                                                        --------------

     Materials    (  1.81%)

            53,000   AptarGroup, Inc.                                                        2,754,940
                                                                                        --------------
                                                                                                          ------------
TOTAL Common Stock   (COST: $  104,240,154)                                                                141,065,150
                                                                                                          ============

Convertible Preferred Stock   (  1.48%)
-------------------------------------------------------------

Energy    (  1.48%)

               300   Contango Oil & Gas Company Series C Cumulative Convertible              2,247,912
                     Preferred, par value $0.04 per share,
                     Private Placement Restricted                                 (**)
                                                                                                          ------------
TOTAL Convertible Preferred Stock   (COST: $    1,500,000)                                                   2,247,912
                                                                                                          ============

Commercial Paper   (  4.93%)
-------------------------------------------------------------
        $1,000,000   Fiserv, Inc. 04/01/05, 2.75%                                            1,000,000
         1,000,000   John Deere Capital Corporation 04/20/05, 2.82%                            998,512
         1,000,000   Kraft Foods Inc. 04/12/05, 2.80%                                          999,144
         1,000,000   Morgan Stanley 04/22/05, 2.79%                                            998,373
         1,500,000   Prudential Financial, Inc. 04/26/05, 2.80%                              1,497,083
         1,000,000   Prudential Financial, Inc. 04/15/05, 2.80%                                998,911
         1,000,000   SBC Communications Inc. 04/05/2005, 2.66%                                 999,703
                                                                                                          ------------
TOTAL Commercial Paper   (COST: $    7,491,726)                                                              7,491,727
                                                                                                          ============

Variable Rate Demand Note   (  1.00%)
-------------------------------------------------------------
         1,518,476   U.S. Bank N.A.                                                          1,518,476
                                                                                        --------------
                                                                                                          ------------
TOTAL Variable Rate Demand Note   (COST: $    1,518,476)                                                     1,518,476
                                                                                                          ============

TOTAL SECURITY HOLDINGS  (100.26%):                                                                      152,323,265
LIABILITIES, NET OF OTHER ASSETS:                                                                             -394,826
                                                                                                          ------------

TOTAL NET ASSETS:                                                                                         $151,928,439
                                                                                                          ============
( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING
(**) - FAIR VALUED IN ACCORDANCE WITH THE FUND'S FAIR VALUE POLICY

As of March 31, 2005, investment cost for federal tax purposes was $114,751,677 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $42,772,266
              Unrealized depreciation .......................  (5,200,678)
                                                              -----------
              Net unrealized appreciation ................... $37,571,588
                                                              -----------
                                                              -----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: 05/26/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/26/2005